Equity and Related Transactions - Additional Information (Details) - USD ($)						1 Months Ended		2 Months Ended	3 Months Ended		9 Months Ended
	Sep. 01, 2021	Aug. 01, 2021	Jun. 29, 2021	May 01, 2021	Mar. 09, 2021	Apr. 30, 2020	May 31, 2018	Mar. 12, 2020	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Aug. 31, 2021	Apr. 30, 2021	Nov. 02, 2020	Mar. 31, 2020	Dec. 31, 2019
Class of warrants or rights exercise price							$ 4.00
Class of Warrant or Right, Outstanding																52,500
Class of warrants or rights warrants issued during the period							525,000
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right							1
Warrants and Rights Outstanding, Maturity Date															May 02, 2020
Stock Issued During Period, Shares, New Issues				974,999
Stock Issued During Period, Value, New Issues				$ 3,000,000
Sale of Stock, Price Per Share														$ 3.09
Grant Vest One Year After The Date Of Grant [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights, Percentage					34.00%
Grant Vest Two Years After The Date Of Grant [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights, Percentage					33.00%
Remaining Grant Vest Three Years After The Date Of Grant [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights, Percentage					33.00%
Stock Option Plan [Member]
Stock-based options compensation expense									$ 0.3	$ 0.6	$ 0.8	$ 1.7
Share-based Compensation Arrangements by Share-based Payment Award, Options, Exercises in Period, Weighted Average Exercise Price					$ 3.58
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period					7 years
Equity Bonus Awards [Member] | Consultants Of The Company [Member] | Stock Option Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross					70,000
Restricted Stock Units (RSUs) [Member]
Stock-based options compensation expense									$ 500		$ 1.2
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number																52,500	337,500
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period						10,000		285,000
Restricted Stock Units (RSUs) [Member] | Vested And Settle For Common Shares One Year After Date Of Grant [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights, Percentage					50.00%
Restricted Stock Units (RSUs) [Member] | Remaining Vested And Settle For Common Shares Two Years After Date Of Grant [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights, Percentage					50.00%
Restricted Stock Units (RSUs) [Member] | Executive Officer [Member] | Signing Bonus [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Shares Issued in Period					50,000
Restricted Stock Units (RSUs) [Member] | Twenty Twenty One Compensation [Member] | Non Executive Director [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Granted					84,032
Restricted Stock Units (RSUs) [Member] | Equity Bonus Awards [Member] | Certain Employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Granted					645,000
Common Stock Warrants [Member]
Other issuance, Shares		3,500,000
Class of warrants or rights number of securities called by the warrants or rights	17,114,093
Class of warrants or rights exercise price	$ 2.98		$ 0.50
Warrants and rights outstanding term													10 years
Stock Issued During Period, Shares, New Issues			150,000
Stone Peak Magnet [Member]
Other issuance, Shares	3,500,000
Payments to Acquire Businesses, Gross	$ 10,400,000
Stone Peak Magnet [Member] | Common Stock Warrants [Member]
Class of warrants or rights number of securities called by the warrants or rights									17,114,093		17,114,093
Class of warrants or rights exercise price									$ 2.98		$ 2.98
Warrants and rights outstanding term									10 years		10 years
Class of warrants or rights date from which the warrants or rights are excercisable	Sep. 01, 2021
ADG Acquisitions [Member]
Business acquisition, equity interest issued or issuable, number of shares	14,223,570
Business combination, consideration transferred, equity interests issued and issuable	$ 30,900,000
Business acquisition, share price													$ 2.17
ADG Acquisitions [Member] | Stone Peak Magnet [Member]
Business acquisition, share price									$ 2.98		$ 2.98